Regulatory Matters and Stockholders' Equity (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Matters and Stockholders' Equity [Abstract]
Restricted Cash and Cash Equivalents	$ 430	$ 372
Retained Earnings, Unappropriated	$ 54,500